Acquisitions / Business Combinations (Details 9) (ElParaiso [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Purchase price assets and liabilities acquired	$ 1,400
Land [Member]
Purchase price assets and liabilities acquired	$ 1,400